Operations Classified as Held for Sale - Balance Sheet Breakdown Of Asset Held For Sale And Liabilities Assumed (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Non-current assets classified as held for sale	€ 1,492	€ 0
Liabilities associated with non-current assets classified as held for sale	837	€ 0
Antares
Disclosure of subsidiaries [line items]
Non-current assets classified as held for sale	793
Liabilities associated with non-current assets classified as held for sale	661
Telefónica Móviles Guatemala
Disclosure of subsidiaries [line items]
Non-current assets classified as held for sale	376
Liabilities associated with non-current assets classified as held for sale	105
Telefónica Móviles El Salvador
Disclosure of subsidiaries [line items]
Non-current assets classified as held for sale	234
Liabilities associated with non-current assets classified as held for sale	71
Other companies
Disclosure of subsidiaries [line items]
Non-current assets classified as held for sale	89
Liabilities associated with non-current assets classified as held for sale	€ 0